Property and Equipment, Net (Tables)	6 Months Ended
Dec. 31, 2021
Property, Plant and Equipment [Abstract]
Schedule of property and equipment
	December 31, 2021	June 30, 2021
	(unaudited)
Building	$878,928	$864,843
Office equipment	1,032,079	944,040
Electronic equipment	14,510	26,637
Vehicles	193,810	190,704
Leasehold improvements	1,435,793	944,100
Less: accumulated depreciation	(1,233,743)	(968,216)
Total	$2,321,377	$2,002,108